SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Finance receivable by credit quality indicator (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total	¥ 168,022	¥ 555,123
Normal
2020		80,757
2021	33,351	276,487
2022	6	51,825
2023	2,416
Concern
2020	155	6,966
2021	1,656	22,096
2023	3,221
Secondary
2020	1,119	18,917
2021	5,465	49,288
2022	68
2023	3,428
Suspicious
2020	1,331	877
2021	5,544	36,368
2023	1,249
Loss
2019	1,658	1,671
2020	18,250	1,826
2021	89,104	¥ 8,045
2023	¥ 1